Finance expense and finance and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance expense and finance and other income
Finance expense	€ 37.8	€ 66.5	€ 83.0
Finance and other income	€ 117.8	€ 290.5	€ 144.8